UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive gain/(loss) CNY (¥)	TuanChe limited shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥)	USD ($)
Balance at Dec. 31, 2021	¥ 182	¥ 35	¥ (45,886)	¥ 1,231,135	¥ (983,645)	¥ (7,408)	¥ 194,413	¥ (1,103)			¥ 193,310
Balance (in shares) at Dec. 31, 2021 | shares	267,408,260	55,260,580	(14,907,047)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	1,775,750
Share-based compensation				6,148			6,148				6,148
Acquisition of non-controlling interests				(1,103)			(1,103)	¥ 1,103
Net loss					(56,166)		(56,166)				(56,166)
Foreign currency translation adjustment						88	88				88
Balance at Jun. 30, 2022	¥ 183	¥ 35	¥ (45,886)	1,236,179	(1,039,811)	(7,320)	143,380				143,380
Balance (in shares) at Jun. 30, 2022 | shares	269,184,010	55,260,580	(14,907,047)
Balance at Dec. 31, 2022	¥ 235	¥ 35	¥ (45,886)	1,296,951	(1,150,135)	(8,416)	92,784				92,784
Balance (in shares) at Dec. 31, 2022 | shares	342,329,496	55,260,580	(14,907,047)						327,422,449	55,260,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issuance for vested restricted shares (in Shares) | shares	3,712,500
Share-based compensation				4,007			4,007				4,007
Net loss					(30,698)		(30,698)				(30,698)	$ (4,235)
Foreign currency translation adjustment						(34)	(34)				(34)	(5)
Balance at Jun. 30, 2023	¥ 235	¥ 35	¥ (45,886)	¥ 1,300,958	¥ (1,180,833)	¥ (8,450)	¥ 66,059				¥ 66,059	$ 9,109
Balance (in shares) at Jun. 30, 2023 | shares	346,041,996	55,260,580	(14,907,047)						331,134,949	55,260,580